Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

1.	The “Shelf” Offering

On December 17, 2021, the Company, entered into a Sales Agreement with U.S. Tiger Securities, acting as Sales Agent, pursuant to which the Company may offer and sell, from time to time, through the Sales Agent, its Class A Ordinary Shares.

The Company is not obligated to sell any shares under the Sales Agreement. Subject to the terms and conditions of the Sales Agreement, the Sales Agent will use commercially reasonable efforts consistent with its normal trading and sales practices, applicable state and federal law, rules and regulations and the rules of Nasdaq to sell shares from time to time based upon the Company’s instructions, including any price, time or size limits specified by the Company. Upon delivery of a placement notice, and subject to the Company’s instructions in that notice, and the terms and conditions of the Sales Agreement generally, the Sales Agent may sell the Class A Ordinary Shares by any method permitted by law deemed to be an “at the market offering” as defined by Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended. The Company will pay the Sales Agent, in connection with the sale of the Class A Ordinary Shares through the Sales Agent in accordance with the tiered fee schedule as set forth in the Sales Agreement, and has agreed to provide the Sales Agent with customary indemnification. The Company has also agreed to reimburse the Sales Agent for certain specified expenses.

Class A Ordinary Shares will be offered and sold pursuant to the prospectus supplement, dated December 17, 2021, to the Registration Statement on Form F-3 (File No. 333-256190) that forms a part of such Form F-3, for an aggregate offering price of up to $10,400,000.

Subsequently, the Sales Agent has sold an aggregate of 1,060,000 Class A Ordinary Shares at an offering price of $1.8 per share for gross proceeds of $1,908,000.

The Company has evaluated subsequent events through the issuance of the consolidated financial statements and no other subsequent event is identified that would have required adjustment or disclosure in the consolidated financial statements.